Shareholder Report, Average Annual Return (Details) 194601_LHA Risk-Managed Income ETF_TF_TSR SemiAnnual {TF}	6 Months Ended	12 Months Ended	37 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
LHA Risk-Managed Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LHA Risk-Managed Income ETF NAV
Average Annual Return, Percent		2.37%	4.85%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		3.79%	4.03%